STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Sales - Net	$ 329,947	$ 270,551	$ 1,621,011	$ 1,445,570
Cost of Sales	135,660	181,053	926,684	812,831
Gross Profit	194,287	89,498	694,327	632,739
Selling Expenses	38,528	67,604	412,276	317,463
General and Administrative Expenses
Share-Based Services				242,900
Other	188,210	180,819	523,058	412,951
Total General and Administrative Expenses	188,210	180,819	523,058	655,851
Total Operating Expenses	226,738	248,423	935,334	973,314
Loss from Operations	(32,451)	(158,925)	(241,007)	(340,575)
Other Income (Expense)
Interest Income	828
Interest Expense	(16,717)	(17,155)	(66,332)	(68,240)
Derivative Expense	(28,797)
Amortization of Debt Discount	(130,038)	(16,150)	(199,895)	(120,230)
Change in Fair Value of Derivative	6,278	14,400	176,841	60,206
Amortization of Deferred Financing Costs	(20,772)		(6,785)
Other			(71,150)
Gain on Sale of Subsidiary				225,000
Financing Costs - Shared Based				(595,160)
Total Other Income (Expense)	(189,218)	(18,905)	(167,321)	(498,424)
Net Loss	$ (221,669)	$ (177,830)	$ (408,328)	$ (838,999)
Net Loss Per Common Share - Basic and Diluted	$ 0.00	$ (0.02)	$ (0.02)	$ (0.10)
Weighted Average Common Shares Outstanding - Basic and Diluted	281,484,658	11,773,586	21,641,233	8,718,321